Other operating income	12 Months Ended
Dec. 31, 2021
Other operating income
Other operating income

18          Other operating income

	2021	2020	2019

	US $’000
Capital gain, net	8,736	8,814	(*)35,471
Sundry	5,796	3,807	2,628
	14,532	12,621	38,099

(*)Includes capital gains related to the sale of real-estate assets.